Average Annual Total Returns - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio	Aug. 04, 2023
VIP Health Care Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(12.62%)
Since Inception	9.04%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.78%	[1]
F1513
Average Annual Return:
Past 1 year	(5.43%)
Since Inception	12.24%	[1]

[1]	A From April 11, 2019 .